Share Based Compensation - Summary of Assumptions used for Calculating Estimated Fair Value of Options on Respective Grant Dates using Black-Scholes Option Pricing Model (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of share options	$ 5.26	$ 5.25	$ 7.51
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rates, minimum	1.99%	1.18%	1.38%
Risk-free interest rates, maximum	2.25%	1.76%	2.01%
Expected volatility, minimum	34.30%	39.40%	40.40%
Expected volatility, maximum	37.00%	41.20%	53.70%
Expected dividend yield	0.00%	0.00%	0.00%
Employee Stock Option [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	5 years 6 months	5 years 6 months	5 years 6 months
Fair value of share options	$ 4.84	$ 4.54	$ 4.75
Employee Stock Option [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	7 years	7 years	7 years
Fair value of share options	$ 6.57	$ 5.31	$ 7.54